INVESTMENT IN OTHER COMPANY (Details Narrative) - USD ($)			12 Months Ended
	Jan. 13, 2022	Jan. 25, 2021	Dec. 31, 2020	Aug. 14, 2020
Stock issued during the period, shares	1,250,000
Pathnova Laboratories PTE Ltd [Member]
Investments and securities, at cost		$ 231	$ 224
Investment owned, percent of net assets		4.38%	4.38%
Singapore, Dollars | Pathnova Laboratories PTE Ltd [Member]
Investments and securities, at cost		$ 300	$ 300
Subscription Agreement [Member] | Maximum [Member]
Subscription of shares				4,615,385
Stock issued during the period, shares		461,539	461,538
Subscription Agreement [Member] | Singapore, Dollars | Maximum [Member]
Investments and securities, at cost				$ 3,000